UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                    -----------

                          Gabelli Investor Funds, Inc.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                    -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              COMMON STOCKS -- 43.7%
              AEROSPACE -- 1.7%
        1,000 Societe Nationale d'Etude
               et de Construction
               de Moteurs d'Avion+ ........... $     25,874
       90,000 Titan Corp.+ ...................    1,634,400
       46,000 United Defense Industries Inc. .    3,377,320
                                               ------------
                                                  5,037,594
                                               ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
       20,000 BERU AG ........................    1,850,071
       25,000 Dana Corp. .....................      319,750
        5,000 Federal-Mogul Corp.+ ...........        1,700
                                               ------------
                                                  2,171,521
                                               ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
          500 Aviall Inc.+ ...................       14,000
       15,000 Fairchild Corp., Cl. A+ ........       46,500
       17,100 Kaman Corp., Cl. A .............      212,895
                                               ------------
                                                    273,395
                                               ------------
              BROADCASTING -- 0.2%
       10,000 Cogeco Inc. ....................      192,196
        6,000 Liberty Corp. ..................      243,300
          500 Salem Communications Corp.,
               Cl. A+ ........................       10,300
                                               ------------
                                                    445,796
                                               ------------
              BUSINESS SERVICES -- 1.3%
      140,000 Insurance Auto Auctions Inc.+ ..    3,899,000
        2,580 ProcureNet Inc.+ (a) ...........          387
        1,000 USF Corp. ......................       48,260
                                               ------------
                                                  3,947,647
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.4%
      100,000 Ascential Software Corp.+ ......    1,853,000
       21,000 Ask Jeeves Inc.+ ...............      589,680
      610,000 Retek Inc.+ ....................    6,844,200
    1,215,000 StorageNetworks Inc. Escrow+ (a)       36,450
        3,000 SunGard Data Systems Inc.+ .....      103,500
       23,000 VERITAS Software Corp.+ ........      534,060
                                               ------------
                                                  9,960,890
                                               ------------
              CONSUMER PRODUCTS -- 1.4%
       65,000 Gillette Co. ...................    3,281,200
       60,000 Levcor International Inc.+ .....      123,000
       33,000 Packaging Dynamics Corp. .......      461,670
       61,035 Revlon Inc., Cl. A+ ............      175,781
                                               ------------
                                                  4,041,651
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 0.4%
        6,000 Ampco-Pittsburgh Corp. .........       81,180
       50,120 Harbor Global Co. Ltd.+ ........      447,321
        4,000 Katy Industries Inc.+ ..........       15,200
       21,200 Sinopec Beijing
               Yanhua Petrochemical
               Co. Ltd., ADR .................      500,744
                                               ------------
                                                  1,044,445
                                               ------------
              ELECTRONICS -- 3.8%
      340,000 Creo Inc.+ .....................    5,460,400
      195,000 DuPont Photomasks Inc.+ ........    5,200,650
       89,000 Monolithic System
               Technology Inc.+ ..............      520,650
                                               ------------
                                                 11,181,700
                                               ------------
              ENERGY AND UTILITIES -- 4.5%
        5,000 BayCorp Holdings Ltd.+ .........       67,225
      238,000 Kaneb Services LLC .............   10,150,700
        1,500 Kerr-McGee Corp. ...............      117,495
       35,000 Northeast Utilities ............      674,450
       50,000 Patina Oil & Gas Corp. .........    2,000,000
       25,000 Progress Energy Inc., CVO+ .....        3,250
        5,000 Unocal Corp. ...................      308,450
                                               ------------
                                                 13,321,570
                                               ------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              ENTERTAINMENT -- 0.0%
       25,000 GC Companies Inc.+ (a) ......... $     21,500
       10,000 Liberty Media Corp., Cl. A+ ....      103,700
                                               ------------
                                                    125,200
                                               ------------
              EQUIPMENT AND SUPPLIES -- 0.2%
       25,000 Baldwin Technology Co. Inc.,
               Cl. A+ ........................       60,000
        8,000 Juno Lighting Inc. .............      302,392
        2,000 Masonite International Corp.+ ..       69,600
        6,500 Penn Engineering &
               Manufacturing Corp. ...........      117,325
                                               ------------
                                                    549,317
                                               ------------
              FINANCIAL SERVICES -- 1.5%
       18,000 Argonaut Group Inc.+ ...........      381,960
       25,000 Fifth Third Bancorp ............    1,074,500
        1,000 First Data Corp. ...............       39,310
       17,000 Gold Banc Corp. Inc. ...........      238,510
       10,000 Hibernia Corp., Cl. A ..........      320,100
        1,500 Leucadia National Corp. ........       51,525
      130,000 Riggs National Corp. ...........    2,481,700
                                               ------------
                                                  4,587,605
                                               ------------
              FOOD AND BEVERAGE -- 7.2%
       20,000 Denny's Corp.+ .................       95,000
      260,000 Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A ..........   21,000,200
          500 Genesee Corp., Cl. A+ ..........        1,000
       12,200 Genesee Corp., Cl. B+ ..........       24,400
      142,100 Grupo Continental SA ...........      254,021
                                               ------------
                                                 21,374,621
                                               ------------
              HEALTH CARE -- 5.5%
       10,000 Accredo Health Inc.+ ...........      444,100
       10,000 Beverly Enterprises Inc.+ ......      123,800
      150,000 Closure Medical Corp.+ .........    4,005,000
       60,000 CTI Molecular Imaging Inc.+ ....    1,216,200
      300,000 Eon Labs Inc.+ .................    9,072,000
       20,000 Guidant Corp. ..................    1,478,000
          501 Zimmer Holdings Inc.+ ..........       38,983
                                               ------------
                                                 16,378,083
                                               ------------
              HOTELS AND GAMING -- 5.4%
       80,000 Argosy Gaming Co.+ .............    3,673,600
        2,500 John Q. Hammons Hotels Inc.+ ...       53,975
        5,000 Las Vegas Sands Corp.+ .........      225,000
      170,000 Mandalay Resort Group ..........   11,983,300
                                               ------------
                                                 15,935,875
                                               ------------
              METALS AND MINING -- 1.1%
       39,000 Alcan Inc. .....................    1,478,880
       20,000 Gold Fields Ltd., ADR ..........      229,800
        6,000 Novelis Inc. ...................      131,520
       10,000 Royal Oak Mines Inc.+ ..........           30
      216,000 WMC Resources Ltd. .............    1,329,533
                                               ------------
                                                  3,169,763
                                               ------------
              PUBLISHING -- 3.2%
      150,000 Pulitzer Inc. ..................    9,559,500
                                               ------------
              REAL ESTATE -- 1.4%
       70,000 Griffin Land & Nurseries Inc.+ .    1,820,000
          316 HomeFed Corp.+ .................       16,748
      100,000 Kramont Realty Trust ...........    2,340,000
        1,000 ProLogis .......................       37,100
                                               ------------
                                                  4,213,848
                                               ------------
              RETAIL -- 0.1%
        2,500 Hollywood Entertainment Corp.+ .       32,925
        8,000 May Department Stores Co. ......      296,160
        1,000 Saks Inc. ......................       18,050
                                               ------------
                                                    347,135
                                               ------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 0.3%
       30,000 AT&T Corp. ..................... $    562,500
       10,141 ATX Communications Inc.+ .......          208
       28,100 Equant NV+ .....................      154,550
       10,000 MCI Inc. .......................      249,200
        3,000 Telegroup Inc.+ ................            0
                                               ------------
                                                    966,458
                                               ------------
              WIRELESS COMMUNICATIONS -- 0.3%
          500 American Tower Corp., Cl. A+ ...        9,115
       14,000 Metricom Inc.+ .................           56
       10,000 Telesystem International
               Wireless Inc.+ ................      152,500
        4,000 United States Cellular Corp.+ ..      182,520
       15,000 Western Wireless Corp., Cl. A+ .      569,400
       50,000 Winstar Communications Inc.+ (a)           50
                                               ------------
                                                    913,641
                                               ------------
              TOTAL COMMON STOCKS ............  129,547,255
                                               ------------
              PREFERRED  STOCKS  -- 0.1%
              COMMUNICATIONS  EQUIPMENT  -- 0.0%
              RSL Communications Ltd.,
        2,000  7.500% Cv. Pfd., Ser. A+ (a)(b)            0
        1,000  7.500% Cv. Pfd.+ (a)(b) .......            0
                                               ------------
                                                          0
                                               ------------
              Diversified Industrial -- 0.1%
              WHX Corp.,
       24,000  6.500% Cv. Pfd., Ser. A+ ......       66,000
       24,000  $3.75 Cv. Pfd., Ser. B+ .......       66,000
                                               ------------
                                                    132,000
                                               ------------
              HOME FURNISHINGS -- 0.0%
        8,000 O'Sullivan Industries
               Holdings Inc.,
               12.000% Pfd.+ .................        1,560
                                               ------------
              TOTAL PREFERRED STOCKS .........      133,560
                                               ------------
     PRINCIPAL
      AMOUNT
      ------
              CORPORATE BONDS -- 0.5%
              BUSINESS SERVICES -- 0.3%
  $ 1,500,000 GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (a)(c) .......    1,002,092
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000 Exodus Communications Inc.,
               Sub. Deb. Cv.,
               5.250%, 02/15/08+ (a)(b) ......            0
                                               ------------
              ELECTRONICS -- 0.1%
      400,000 Oak Industries Inc.,
               Sub. Deb. Cv.,
               4.875%, 03/01/08 ..............      416,000
                                               ------------
              ENERGY AND UTILITIES -- 0.1%
      250,000 Mirant Corp., Deb. Cv.,
               2.500%, 06/15/21+ (b) .........      197,500
                                               ------------
              RETAIL -- 0.0%
      200,000 RDM Sports Group Inc., Sub. Deb.,
               8.000%, 08/15/03+ (a)(b) ......            0
                                               ------------
              TRANSPORTATION -- 0.0%
      850,000 Builders Transport Inc.,
               Sub. Deb. Cv.,
               6.500%, 05/01/11+ (a)(b) ......            0
                                               ------------
              TOTAL CORPORATE BONDS ..........    1,615,592
                                               ------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              WARRANTS -- 0.2%
              BUSINESS SERVICES -- 0.2%
      187,500 GP Strategies Corp.,
               expires 08/14/08+ (a)(c) ...... $    490,006
                                               ------------
              CONSUMER PRODUCTS -- 0.0%
       10,396 Pillowtex Corp.,
               expires 11/24/09+ .............            1
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      284,777 National Patent Development Corp.,
               expires 08/14/08+ (a)(c) ......      125,391
                                               ------------
              TOTAL WARRANTS .................      615,398
                                               ------------
     PRINCIPAL
      AMOUNT
      ------
              U.S. GOVERNMENT OBLIGATIONS -- 55.5%
              U.S. TREASURY BILLS -- 55.5%
 $164,784,000 U.S. Treasury Bills,
               2.282% to 2.823%++,
               04/07/05 to 06/23/05 ..........  164,247,778
                                               ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ...................  164,247,778
                                               ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $295,290,776) ........... $296,159,583
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $295,290,776
                                               ============
              Gross unrealized appreciation .. $  3,064,462
              Gross unrealized depreciation ..   (2,195,655)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $    868,807
                                               ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $1,675,876 or 0.6% of total investments.
 (b)  Security in default.
 (c) At March 31, 2005, the Fund held investments in restricted securities that were valued under methods approved by the Board as follows:

ACQUISITION                                                             3/31/05
  SHARES/                                                               CARRYING
 PRINCIPAL                                   ACQUISITION  ACQUISITION     VALUE
  AMOUNT    ISSUER                               DATE        COST       PER UNIT
 --------   ------                           -----------  -----------   --------
   284,777  National Patent Development Corp.
             warrants expire 08/14/08 ......  11/24/04   $     0.00     $ 0.4403
   187,500  GP Strategies Corp.
             warrants expire 08/14/08 ......  08/08/03   $  477,799     $ 2.6134
$1,500,000  GP Strategies Corp.,Sub. Deb.,
             6.000%, 08/14/08 ..............  08/08/03   $1,022,201     $66.8061
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
             ----------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         ----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.